13. Intangible assets (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets cost, beginning	$ 8,616,772	$ 8,616,772
Transfers	596,301
Intangible assets cost, ending	9,213,073	8,616,772
Intangible assets amortization, beginning	6,628,169	6,215,132
Amortization for the year	349,674	413,037
Intangible assets amortization, ending	6,977,843	6,628,169
Intangible assets net book value	2,235,230	1,988,603
Concession right
Disclosure of detailed information about intangible assets [line items]
Intangible assets cost, beginning	7,904,747	7,904,747
Transfers	0
Intangible assets cost, ending	7,904,747	7,904,747
Intangible assets amortization, beginning	5,927,282	5,514,245
Amortization for the year	329,578	413,037
Intangible assets amortization, ending	6,256,860	5,927,282
Intangible assets net book value	1,647,887	1,977,465
Transmission lines for Achiras and La Castellana wind farms
Disclosure of detailed information about intangible assets [line items]
Intangible assets cost, beginning	0	0
Transfers	596,301
Intangible assets cost, ending	596,301	0
Intangible assets amortization, beginning	0	0
Amortization for the year	20,096	0
Intangible assets amortization, ending	20,096	0
Intangible assets net book value	576,205	0
Others
Disclosure of detailed information about intangible assets [line items]
Intangible assets cost, beginning	712,025	712,025
Transfers	0
Intangible assets cost, ending	712,025	712,025
Intangible assets amortization, beginning	700,887	700,887
Amortization for the year	0	0
Intangible assets amortization, ending	700,887	700,887
Intangible assets net book value	$ 11,138	$ 11,138